Trade Receivables and Other Account Receivables (Details) - Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses - COP ($)
$ in Millions
	Dec. 31, 2023	Dec. 31, 2022
Total [Member]
Trade Receivables and Other Account Receivables (Details) - Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	$ 726,932	$ 852,758
Less than 30 days [Member]
Trade Receivables and Other Account Receivables (Details) - Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	686,325	740,340
From 31 to 60 days [Member]
Trade Receivables and Other Account Receivables (Details) - Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	7,665	13,667
From 61 to 90 days [Member]
Trade Receivables and Other Account Receivables (Details) - Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	2,138	5,778
More than 90 days [Member]
Trade Receivables and Other Account Receivables (Details) - Schedule of Detail by Age of Trade Receivables and Other Receivables, Without Considering Allowance for Expected Credit Losses [Line Items]
Trade receivables and other receivables	$ 30,804	$ 92,973